UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811-09289)

Exact name of registrant as specified in charter: Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund

The fund's portfolio
1/31/06 (Unaudited)
COMMON STOCKS (99.7%)(a)
	Shares	Value

Aerospace and Defense (1.2%)
General Dynamics Corp.	14,000	$1,629,040
L-3 Communications Holdings, Inc.	22,000	1,782,440
		3,411,480

Airlines (1.5%)
AMR Corp. (NON)	6,400	145,280
JetBlue Airways Corp. (NON)	160,950	2,098,788
Southwest Airlines Co.	121,300	1,996,598
		4,240,666

Automotive (0.6%)
Ford Motor Co.	67,900	582,582
General Motors Corp.	42,700	1,027,362
		1,609,944

Banking (10.8%)
Bank of America Corp.	249,500	11,035,385
Commerce Bancorp, Inc.	168,700	5,641,328
State Street Corp.	9,400	568,324
U.S. Bancorp	337,100	10,082,661
Washington Mutual, Inc.	84,700	3,584,504
		30,912,202

Beverage (0.3%)
Coca-Cola Enterprises, Inc.	44,000	868,560

Biotechnology (0.5%)
Amgen, Inc. (NON)	21,200	1,545,268

Broadcasting (0.4%)
XM Satellite Radio Holdings, Inc. Class A (NON)	42,800	1,120,504

Building Materials (0.6%)
Sherwin Williams Co.	33,000	1,745,700

Cable Television (1.3%)
Comcast Corp. Class A (NON)	137,000	3,811,340

Commercial and Consumer Services (3.5%)
Cendant Corp.	126,100	2,110,914
Corporate Executive Board Co. (The)	900	75,726
eBay, Inc. (NON)	64,000	2,758,400
Google, Inc. Class A (NON)	3,400	1,473,050
Paychex, Inc.	12,400	450,740
Yahoo!, Inc. (NON)	91,300	3,135,242
		10,004,072

Communications Equipment (2.2%)
Cisco Systems, Inc. (NON)	279,600	5,192,172
Qualcomm, Inc.	24,500	1,175,020
		6,367,192

Computers (6.4%)
Apple Computer, Inc. (NON)	62,000	4,681,620
Dell, Inc. (NON)	232,200	6,805,782
EMC Corp. (NON)	189,200	2,535,280
Hewlett-Packard Co.	144,100	4,493,038
		18,515,720

Conglomerates (0.8%)
Danaher Corp.	42,400	2,401,536

Construction (0.5%)
Rinker Group, Ltd. (Australia)	66,700	846,359
Rinker Group, Ltd. ADR (Australia)	8,800	561,528
		1,407,887

Consumer Cyclicals (0.3%)
Black & Decker Manufacturing Co.	8,800	759,440

Consumer Finance (5.0%)
Capital One Financial Corp.	75,600	6,297,480
Countrywide Financial Corp.	239,500	8,008,880
		14,306,360

Consumer Services (0.3%)
Alliance Data Systems Corp. (NON)	19,400	819,650

Electric Utilities (0.7%)
Exelon Corp.	33,900	1,946,538

Electronics (2.5%)
Amphenol Corp. Class A	20,000	1,016,600
Microchip Technology, Inc.	6,200	232,562
Motorola, Inc.	126,300	2,868,273
Texas Instruments, Inc.	104,300	3,048,689
		7,166,124

Financial (3.5%)
American Express Co.	73,000	3,828,850
Freddie Mac	90,900	6,168,474
		9,997,324

Forest Products and Packaging (0.1%)
Crown Holdings, Inc. (NON)	7,600	142,196

Health Care Services (6.1%)
Aetna, Inc.	23,300	2,255,440
Cardinal Health, Inc.	25,900	1,865,836
Community Health Systems, Inc. (NON)	29,300	1,066,227
Express Scripts, Inc. (NON)	15,300	1,396,737
HCA, Inc.	66,800	3,278,544
Health Management Associates, Inc. Class A	65,300	1,372,606
Lincare Holdings, Inc. (NON)	16,000	676,160
Quest Diagnostics, Inc.	41,600	2,056,288
UnitedHealth Group, Inc.	58,600	3,482,012
		17,449,850

Homebuilding (2.1%)
D.R. Horton, Inc.	16,300	608,316
Lennar Corp.	30,500	1,908,080
NVR, Inc. (NON)	4,340	3,447,045
		5,963,441

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	23,900	1,928,252

Insurance (6.6%)
ACE, Ltd. (Bermuda)	85,900	4,703,025
American International Group, Inc.	151,400	9,910,644
Everest Re Group, Ltd. (Barbados)	44,600	4,310,590
		18,924,259

Investment Banking/Brokerage (3.3%)
Bear Stearns Cos., Inc. (The)	36,400	4,603,144
E*Trade Group, Inc. (NON)	12,200	290,238
Janus Capital Group, Inc.	62,300	1,301,447
Lehman Brothers Holdings, Inc.	17,800	2,500,010
TD Ameritrade Holding Corp.	39,700	803,528
		9,498,367

Leisure (0.8%)
Brunswick Corp.	4,000	150,360
Harley-Davidson, Inc.	41,600	2,226,848
		2,377,208

Lodging/Tourism (1.4%)
Carnival Corp.	36,200	1,873,712
Las Vegas Sands Corp. (NON)	42,500	2,182,375
		4,056,087

Machinery (2.9%)
Caterpillar, Inc.	85,100	5,778,290
Deere (John) & Co.	36,500	2,619,240
		8,397,530

Medical Technology (1.7%)
Becton, Dickinson and Co.	15,300	991,440
Boston Scientific Corp. (NON)	104,400	2,283,228
Zimmer Holdings, Inc. (NON)	22,800	1,572,060
		4,846,728

Metals (1.4%)
BHP Billiton PLC (United Kingdom)	39,815	734,793
Phelps Dodge Corp.	1,100	176,550
United States Steel Corp.	50,600	3,023,350
		3,934,693

Oil & Gas (9.1%)
Apache Corp.	41,400	3,126,942
Devon Energy Corp.	43,300	2,953,493
EOG Resources, Inc.	18,300	1,547,082
Marathon Oil Corp.	35,900	2,759,633
Occidental Petroleum Corp.	48,100	4,699,851
Petro-Canada (Canada)	24,000	1,144,567
Petro-Canada (Canada)	17,200	824,396
Suncor Energy, Inc. (Canada)	56,500	4,526,780
Valero Energy Corp.	40,200	2,509,686
XTO Energy, Inc.	38,000	1,865,040
		25,957,470

Pharmaceuticals (5.6%)
Johnson & Johnson	160,800	9,252,432
Pfizer, Inc.	257,700	6,617,736
		15,870,168

Power Producers (0.6%)
AES Corp. (The) (NON)	91,900	1,565,976

Publishing (2.3%)
McGraw-Hill Companies, Inc. (The)	69,700	3,557,488
R. H. Donnelley Corp. (NON)	27,100	1,778,302
Wiley (John) & Sons, Inc. Class A	34,700	1,315,130
		6,650,920

Restaurants (1.2%)
Red Robin Gourmet Burgers, Inc. (NON)	31,000	1,230,390
Yum! Brands, Inc.	46,800	2,315,196
		3,545,586

Retail (7.1%)
Abercrombie & Fitch Co. Class A	13,900	922,821
Barnes & Noble, Inc.	3,400	144,228
Best Buy Co., Inc.	28,600	1,448,876
Home Depot, Inc. (The)	143,500	5,818,925
Michaels Stores, Inc.	46,700	1,570,521
Office Depot, Inc. (NON)	35,100	1,163,565
Sears Holdings Corp. (NON)	10,500	1,275,120
Staples, Inc.	189,100	4,483,561
Target Corp.	28,200	1,543,950
Timberland Co. (The) Class A (NON)	19,500	681,720
Whole Foods Market, Inc.	15,400	1,137,598
		20,190,885

Software (2.1%)
Autodesk, Inc.	32,400	1,315,116
Oracle Corp. (NON)	280,200	3,522,114
Red Hat, Inc. (NON)	5,000	144,750
Symantec Corp. (NON)	58,300	1,071,554
		6,053,534

Technology Services (1.3%)
Accenture, Ltd. Class A (Bermuda)	64,000	2,017,920
Fair Isaac Corp.	29,000	1,285,280
Global Payments, Inc.	10,200	519,486
		3,822,686

Trucks & Parts (0.4%)
PACCAR, Inc.	14,800	1,030,080

Total common stocks (cost $261,705,426)		$285,163,423

CORPORATE BONDS AND NOTES (0.2%)(a) (cost $439,012)

	Principal amount	Value
General Motors Acceptance Corp. bonds 8s, 2031	$467,000	$476,168

SHORT-TERM INVESTMENTS (0.6%)(a) (cost $1,730,053)

	Shares	Value
Putnam Prime Money Market Fund (e)	$1,730,053	$1,730,053

TOTAL INVESTMENTS

Total investments (cost $263,874,491) (b)		$287,369,644

NOTES

(a) Percentages indicated are based on net assets of $285,933,722.

(b) The aggregate identified cost on a tax basis is $263,999,164 resulting in gross unrealized appreciation and depreciation of $32,081,477 and $8,710,997, respectively, or net unrealized appreciation of $23,370,480.

(NON) Non-income-producing security.

(e)  Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $15,442 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $11,409,170 and $10,694,907, respectively.

ADR, after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 29, 2006